Post employment benefits - Plan assets and liabilities by type of post employment benefit and country (Details) - GBP (£) £ in Millions	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of net defined benefit liability (asset) [line items]
Plan asset and liabilities by type and country	£ 365	£ 215	£ 66
Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Plan asset and liabilities by type and country	10,422	9,713	9,310
Plan liabilities
Disclosure of net defined benefit liability (asset) [line items]
Plan asset and liabilities by type and country	(10,057)	(9,498)	£ (9,244)
Pensions | Plan assets | United Kingdom
Disclosure of net defined benefit liability (asset) [line items]
Plan asset and liabilities by type and country	7,696	7,115
Pensions | Plan assets | Ireland
Disclosure of net defined benefit liability (asset) [line items]
Plan asset and liabilities by type and country	1,810	1,747
Pensions | Plan assets | United States
Disclosure of net defined benefit liability (asset) [line items]
Plan asset and liabilities by type and country	660	593
Pensions | Plan assets | Other
Disclosure of net defined benefit liability (asset) [line items]
Plan asset and liabilities by type and country	183	186
Pensions | Plan liabilities | United Kingdom
Disclosure of net defined benefit liability (asset) [line items]
Plan asset and liabilities by type and country	(6,831)	(6,257)
Pensions | Plan liabilities | Ireland
Disclosure of net defined benefit liability (asset) [line items]
Plan asset and liabilities by type and country	(2,031)	(2,098)
Pensions | Plan liabilities | United States
Disclosure of net defined benefit liability (asset) [line items]
Plan asset and liabilities by type and country	(578)	(545)
Pensions | Plan liabilities | Other
Disclosure of net defined benefit liability (asset) [line items]
Plan asset and liabilities by type and country	(240)	(234)
Post employment medical | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Plan asset and liabilities by type and country	2	1
Post employment medical | Plan liabilities
Disclosure of net defined benefit liability (asset) [line items]
Plan asset and liabilities by type and country	(288)	(275)
Other post employment | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Plan asset and liabilities by type and country	71	71
Other post employment | Plan liabilities
Disclosure of net defined benefit liability (asset) [line items]
Plan asset and liabilities by type and country	£ (89)	£ (89)